UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Compliance Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $684,884 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COLFAX CORP                    COM              194014106     4624   114597 SH       SOLE                   114597
COMCAST CORP NEW               CL A             20030N101    29882   799839 SH       SOLE                   799839
CONSTELLATION BRANDS INC       CL A             21036P108    35072   991017 SH       SOLE                   991017
CROWN CASTLE INTL CORP         COM              228227104    37888   525051 SH       SOLE                   525051
EQUINIX INC                    COM NEW          29444U502    38558   186992 SH       SOLE                   186992
EXPEDIA INC DEL                COM NEW          30212P303    17313   281795 SH       SOLE                   281795
FLEETCOR TECHNOLOGIES INC      COM              339041105     6012   112058 SH       SOLE                   112058
INTERNATIONAL GAME TECHNOLOG   COM              459902102    12074   852066 SH       SOLE                   852066
INTERXION HOLDING N.V          SHS              N47279109     3789   159489 SH       SOLE                   159489
LAS VEGAS SANDS CORP           COM              517834107    23081   500014 SH       SOLE                   500014
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    22633   496765 SH       SOLE                   496765
MASTERCARD INC                 CL A             57636Q104    11874    24170 SH       SOLE                    24170
NEWS CORP                      CL A             65248E104    34358  1346843 SH       SOLE                  1346843
PRICELINE COM INC              COM NEW          741503403    50262    81016 SH       SOLE                    81016
SBA COMMUNICATIONS CORP        COM              78388J106    57712   813069 SH       SOLE                   813069
SEASPAN CORP                   SHS              Y75638109    15200   948206 SH       SOLE                   948206
SIRIUS XM RADIO INC            COM              82967N108    33745 11676553 SH       SOLE                 11676553
SPRINT NEXTEL CORP             COM SER 1        852061100    75167 13257022 SH       SOLE                 13257022
SUSSER HLDGS CORP              COM              869233106    11026   319680 SH       SOLE                   319680
TRANSDIGM GROUP INC            COM              893641100    33305   244242 SH       SOLE                   244242
VIRGIN MEDIA INC               COM              92769L101    61050  1661218 SH       SOLE                  1661218
VISA INC                       COM CL A         92826C839    46763   308502 SH       SOLE                   308502
WILLIAMS COS INC DEL           COM              969457100    23496   717667 SH       SOLE                   717667